Equity (Details) - Schedule of Perpetual Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Perpetual Bonds [Line Items]
Total	$ 629,468	$ 693,382
Perpetual bonds
Schedule of Perpetual Bonds [Line Items]
Total	629,468	693,382
US$ Bonds
Schedule of Perpetual Bonds [Line Items]
Total	$ 629,468	$ 693,382